Nonperforming Assets (Parenthetical) (Detail) (Investment Management Funds, Nonperforming Financing Receivable, USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investment Management Funds | Nonperforming Financing Receivable
Financing Receivable, Impaired [Line Items]
Loans fair value	$ 101	$ 218